Held-to-maturity Investments	12 Months Ended
Dec. 31, 2011
Held-to-maturity Investments
Held-to-maturity Investments

6.                        Held-to-maturity Investments

As of December 31, 2010 and 2011, the Group’s held-to-maturity investments, which were fixed-rate investments with a maturity date within one year when purchased, totaled approximately nil and RMB993.6 million, respectively. As of December 31, 2011, all the fixed-rate investments were corporate bonds with effective yield ranging from 4.27% to 5.65% per annum.

The following is a summary of held-to-maturity investments (in thousands):

		December 31, 2011
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities
-Fixed rate investments	993,606	—	993,606

During the years ended December 31, 2009, 2010 and 2011, the Company recorded investment income related to held-to-maturity investments of nil, nil and RMB13.1 million in the consolidated statements of operations and comprehensive income, respectively.